Affiliate Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Affiliate Transactions
7.	AFFILIATE TRANSACTIONS

Legend advances to and receives advances from various affiliates. All advances between consolidated affiliates are eliminated on consolidation. The Company has entered into an agreement with AXIS Consultants Pty Ltd (“AXIS”) to provide geological, management and administration services to the Company. AXIS is affiliated through common management.  The Company is one of ten affiliated companies to which AXIS provides services. Each of the companies has some common Directors, officers and shareholders. Legend holds a 9.09% interest at a cost of A$1 in AXIS, which is accounted for under the cost method.

During the six months ended June 30, 2012, AXIS charged the Company A$3,312,000 for management and administration services and A$1,736,000 for exploration and development services. The Company paid A$3,941,000 for 2012 charges and AXIS repaid A$140,000. At December 31, 2011, management considered the recoverability of the amount owed by AXIS and in accordance with the requirements of accounting standards provided a A$6,800,000 provision for doubtful receivable during the 4th quarter of 2011. For the six months ended June 30, 2012, the Company recorded an adjustment to the provision of A$1,270,000. The amount owed by AXIS at June 30, 2012 under non-current assets – advances to affiliates was A$645,000.

During the six months ended June 30, 2013, AXIS charged the Company A$1,215,000 for management and administration services and A$668,000 for exploration and development services. The Company paid A$3,617,000 for 2013 charges and funding advances. For the six months ended June 30, 2013 AXIS repaid A$2,813,000 to the Company and accordingly the Company recorded an adjustment to the provision of A$434,000. For the six months ended June 30, 2013, the Company charged AXIS interest of A$nil. The amount owed by AXIS at June 30, 2013 under non-current assets – advances to affiliates was A$2,870,000, which has been fully provided for.

The Company holds a 0.28% interest in MED. At June 30, 2013 the amount owed by MED to the Company under current assets – receivables is A$4,000 for corporate and direct costs.

During the 2011 year, Edinox Pty Ltd (“Edinox”), a company associated with Mr J I Gutnick, advanced the Company A$2,264,000. The Company has provided security in the form of properties owned by Legend for the advance. Under the terms of the agreement the advance was repayable on April 2, 2012 but has been extended to at call. At December 31, 2012 the amount owed by the Company to Edinox under current liabilities - advances from affiliates was A$2,264,000. For the six months ended 30 June, 2013, Edinox charged the Company interest of A$28,000 at a rate between 4.74% and 5.14%. As at June 30, 2013 the Company had repaid the total amount owing including accrued interest.

12.       AFFILIATE TRANSACTIONS

Legend advances to and receives advances from various affiliates. All advances between consolidated affiliates are eliminated on consolidation.

In December 2004, the Company entered into an agreement with AXIS Consultants Pty Ltd to provide geological, management and administration services to the Company. AXIS is affiliated through common management.  The Company is one of ten affiliated companies. Each of the companies has some common Directors, officers and shareholders. In addition, each of the companies is substantially dependent upon AXIS for its senior management and certain mining and exploration staff. A number of arrangements and transactions have been entered into from time to time between such companies. It has been the intention of the affiliated companies and respective Boards of Directors that each of such arrangements or transactions should accommodate the respective interest of the relevant affiliated companies in a manner which is fair to all parties and equitable to the shareholders of each. Currently, there are no material arrangements or planned transactions between the Company and any of the other affiliated companies other than AXIS.

Legend holds a 9.09% interest in AXIS at a cost of A$1 and which is accounted for under the cost method. The majority shareholder (72.73%) of AXIS is a third party independent of Legend Directors and management. J I Gutnick and his family or any of their private companies do not hold any shares in AXIS.

During 2011, AXIS charged the Company A$5,939,000 for management and administration services and A$7,228,000 for exploration services. The Company paid A$17,697,000 for 2011 charges and funding advances. The amount owed by AXIS at December 31, 2011 was A$7,484,000 (September 2011: A$6,740,000). For 2011, the Company charged AXIS interest of A$136,000 at a rate of 11.19%. At December 31, 2011, management considered the recoverability of the amount owed by AXIS and in accordance with the requirements of accounting standards provided A$6,839,000 provision for doubtful receivable in 2011. The amount owed by AXIS at December 31, 2011 of A$645,000 is included under non-current assets – receivables affiliates.

During 2012, AXIS charged the Company A$6,202,000 (US$6,433,000) for management and administration services and A$3,023,000 (US$3,136,000) for exploration services. The Company paid A$7,728,000 (US$8,016,000) for 2012 charges and funding advances. For 2012 Axis repaid A$915,000 (US$949,000) to the Company and accordingly, the Company recorded an adjustment to the provision of A$2,340,000 (US$2,427,000). Accordingly, the balance of the provision for the amounts due from AXIS at December 31, 2012 amounts to A$4,499,000. For 2012, the Company charged AXIS interest of A$72,000 (US$75,000) at a rate between 9.84% and 10.24%. The net amount  owed by AXIS at December 31, 2012 of A$645,000 (US$669,000) is included under current and non-current assets – receivables affiliates.

During the 2009 year, the Company invested in MED through on-market purchases on ASX and through a takeover offer. The Company’s President and Chief Executive Officer and two of its independent Directors are Executive Chairman and Managing Director, and Directors respectively of MED. At December 31, 2011, the Company’s holding in MED was 50.69%.

In January 2012, MED issued 3,656,000 shares for net consideration of A$580,000 (US$602,000) due to the exercise of 3,656,000 options. On June 28, 2012, MED issued 12,071,221 shares through a private placement for net consideration of A$2,647,000 (US$2,746,000). During 2012, the Company acquired 165,000 additional shares in MED at a cost of A$32,000 (US$33,000). On December 14, 2012 MED advised that it has entered into application for shares agreements with four international investors to place 43 million fully paid ordinary shares at a price of 21 cents each raising A$9,030,000 (US$9,367,000). On December 31, 2012, MED issued 9,000,000 shares under these agreements. The net dilutive effect of the issues and acquisitions reduced the Company’s interest to approximately 41.95% at December 31, 2012. Since that date, MED has issued further shares to third parties and at March 15, 2013, Legend’s interest in MED had reduced to 33.84%

During the 2009 year, the Company and MED entered into a camp access agreement and airfield access agreement relating to the Merlin camp and airstrip to allow the Company to utilize these facilities. At December 31, 2012, the amount due to MED was A$12,000 (US$12,000) and at December 31, 2011, A$45,000. The Company through its investment in MED holds a 31.14% interest in TEM. During the 2012 year, MED charged TEM for corporate and direct costs. The amount owed by TEM at December 31, 2012 was A$200,000 (US$207,000) and is included in current assets – receivables – affiliates.

During the 2010 and 2011 years, the Company took a private placement of shares of common stock in NCRC. At December 31, 2012, the Company held 31.50% of the shares of NCRC (2011: 31.50%). The Company’s President and Chief Executive Officer and one of its independent Directors are President and Chief Executive Officer and Director respectively of NCRC. The amount owed by NCRC at December 31, 2012 included under non-current assets – advances to affiliates was A$nil (2011: A$63,000).

During the 2011 year, Edinox Pty Ltd (“Edinox”), a company associated with Mr J I Gutnick, advanced the Company A$2,264,000. The Company has provided security in the form of properties owned by Legend for the advance. Under the terms of the agreement the advance was repayable on April 2, 2012 but has been extended to at call. For 2012, Edinox charged the Company interest at a rate between 6.32% and 4.92% and costs of A$171,000 (US$177,000) (2011: A$31,000). For 2012 the Company paid A$201,000 (US$208,000) (2011: A$nil) to Edinox for interest and costs. At December 31, 2012, the Company owed Edinox A$2,264,000 (US$2,348,000) (2011: A$2,295,000).